Goodwill and Other Intangible Assets - Summary of Reconciliation of Change in Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance as of January 1, 2014
Goodwill	$ 371,566	$ 329,242
Goodwill, Acquired During Period	99,479	51,041
Accumulated impairment losses	(24,864)	(24,864)
Foreign currency translation	0	0
Goodwill	471,115	371,566
Ergobaby
Balance as of January 1, 2014
Goodwill	61,031	61,031
Goodwill, Acquired During Period	0	0
Foreign currency translation	0	0
Goodwill	61,031	61,031
Liberty
Balance as of January 1, 2014
Goodwill	32,828	32,828
Goodwill, Acquired During Period	0	0
Foreign currency translation	0	0
Goodwill	32,828	32,828
Arnold [Member]
Balance as of January 1, 2014
Goodwill	26,903	35,767
Goodwill, Acquired During Period	0	0
Foreign currency translation	0	0
Goodwill	26,903	26,903
5.11 Tactical
Balance as of January 1, 2014
Goodwill	92,966	92,966
Goodwill, Acquired During Period	0	0
Foreign currency translation	0	0
Goodwill	$ 92,966	$ 92,966